EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
EARNINGS PER SHARE

26)	EARNINGS PER SHARE

a)	Basic earnings per share

The basic earnings per share was calculated based on the weighted average number of common and preferred shares outstanding, as shown in the calculations below:

	Year ended December 31
	2024	2023	2022
Net earnings attributable to the Group’s common shareholders (R$ thousand)	8,215,667	6,786,352	10,106,323
Net earnings attributable to the Group’s preferred shareholders (R$ thousand)	9,037,233	7,464,977	11,116,941
Weighted average number of common shares outstanding (thousands)	5,315,458	5,330,305	5,337,877
Weighted average number of preferred shares outstanding (thousands)	5,298,682	5,311,866	5,319,573
Basic earnings per share attributable to common shareholders of the Group (in Reais)	1.55	1.27	1.89
Basic earnings per share attributable to preferred shareholders of the Group (in Reais)	1.71	1.41	2.09

b)	Diluted earnings per share

Diluted earnings per share are the same as basic earnings per share since there are no potentially dilutive instruments.